Intangible Assets, Net	12 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6 – INTANGIBLE ASSETS, NET

Intangible assets consisted of the following as of June 30, 2020 and 2019:

	2020	2019
Software	$16,868	$17,371
Senior care service App	42,376	-
Less: accumulated amortization	(16,203)	(6,949)
Intangible assets, net	$43,041	$10,422

As of June 30, 2020 and 2019, there were not any pledged intangible assets. The Company recorded amortization expense of $9,523 and $1,535 during the fiscal years ended June 30, 2020 and 2019, respectively.